UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX


          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file                             811-21435
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                       GENERAL ELECTRIC S&S Income Fund
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               (Exact name of registrant as specified in charter)


              1600, SUMMER STREET,STAMFORD, CONNECTICUT, 06905
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               (Address of principal executive offices) (Zip code)


GE ASSET MANAGEMENT,1600, SUMMER STREET,STAMFORD,CONNECTICUT,06905
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                     (Name and address of agent for service)


Registrant"s telephone number, including area code: 203-326-4099
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Date of fiscal year end: 12/31
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Date of reporting period: 07/01/2012 - 06/30/2013
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Item 1. Proxy Voting Record



=============================== S&S Income Fund ================================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



                              SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):  GENERAL ELECTRIC S&S Income Fund
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By (Signature and Title):  /S/ Dmitri Stockton
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                           Dmitri Stockton,
                           President and Chief Executive Officer,GE S&S FUNDS

Date:  August 27, 2013
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By (Signature and Title):  /S/ Arthur A. Jensen
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                           Arthur A. Jensen,
                           Treasurer, GE S&S FUNDS

Date:  August 27, 2013
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